Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
Related party amount, revenue	$ 112,010	[1]	$ 237,071	[1]	$ 738,317	[1]
Related party amount, cost of goods sold	$ 111,178	[1]	$ 594,421	[1]	$ 844,214	[1]

[1]	See Note 10